Netting of Financial Instruments - Summary of Derivative Assets and Collateral Held by Counterparty (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Offsetting Assets [Line Items]
Net amounts of assets presented in the consolidated balance sheet	$ 33,709	$ 10,085
Financial instruments	0	0
Cash collateral received	0	0
Net amount	33,709	10,085
CRT Agreements [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the consolidated balance sheet	15,610	0
Financial instruments	0	0
Cash collateral received	0	0
Net amount	15,610	0
Interest Rate Lock Commitments [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the consolidated balance sheet	7,069	4,983
Financial instruments	0	0
Cash collateral received	0	0
Net amount	7,069	4,983
Bank of America, N.A. [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the consolidated balance sheet	1,881	0
Financial instruments	0	0
Cash collateral received	0	0
Net amount	1,881	0
RJ O'Brien & Associates, LLC [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the consolidated balance sheet	1,531	1,672
Financial instruments	0	0
Cash collateral received	0	0
Net amount	1,531	1,672
Royal Bank of Canada [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the consolidated balance sheet	1,194	400
Financial instruments	0	0
Cash collateral received	0	0
Net amount	1,194	400
Goldman Sachs [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the consolidated balance sheet	1,164	0
Financial instruments	0	0
Cash collateral received	0	0
Net amount	1,164	0
Jefferies Group, LLC [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the consolidated balance sheet	967	541
Financial instruments	0	0
Cash collateral received	0	0
Net amount	967	541
Barclays Capital [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the consolidated balance sheet	855	796
Financial instruments	0	0
Cash collateral received	0	0
Net amount	855	796
Wells Fargo Bank, N.A. [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the consolidated balance sheet	638	99
Financial instruments	0	0
Cash collateral received	0	0
Net amount	638	99
Morgan Stanley Bank, N.A. [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the consolidated balance sheet	0	464
Financial instruments	0	0
Cash collateral received	0	0
Net amount	0	464
Other [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the consolidated balance sheet	2,800	1,130
Financial instruments	0	0
Cash collateral received	0	0
Net amount	$ 2,800	$ 1,130